Note 30 - Contingent Liability	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of contingent liabilities [text block]
30.	CONTINGENT LIABILITIES

The Company has contingent liabilities related to lawsuits arising from its normal course of business.
Due to their nature, such legal proceedings involve certain uncertainties including, but not
limited to, court and tribunals rulings, negotiations between affected parties and governmental actions, and as a consequence the Company’s management cannot estimate the likely timing of resolution of these matters at this stage.

Contingent liabilities probable are fully recorded as liabilities (Note
26
–
Provisions
).

Additionally, the Company has lawsuits related to tax, civil and labor for which the likelihood of loss is classified as possible by management, and for which there are no
provisions, as the composition and estimates of amounts as follows:

	2018	2017

Income tax and social contribution	37,867.4	31,757.3
Value-added and excise taxes	23,891.4	19,805.5
PIS and COFINS	4,386.3	3,485.2
Labor	353.4	287.1
Civil	4,385.7	4,071.5
Others	1,171.3	1,113.4
	72,055.5	60,520.0

Principal lawsuits with a likelihood of possible loss:

Brazilian Federal Taxes

Goodwill InBev Holding

In
December 2011,
the Company received a tax assessment related to the goodwill amortization resulting from the InBev Holding Brasil S.A. merger with Ambev. The decision of the Lower Administrative Court (“CARF”) was partially favorable to Ambev. Therefore, Ambev filed a judicial proceeding to discuss the unfavorable part and requested a motion of injunction, which was granted to the company. The favorable portion to Ambev will be reexamined by the Administrative Upper House.

In
June 2016,
Ambev received a new tax assessment charging the remaining value of the goodwill amortization and filed a defense. In
March 2017,
Ambev was notified of the partially favorable
first
level administrative decision on this tax assessment and filed an appeal to CARF. In
May 2018,
Ambev received a partial favorable decision at the Lower Administrative Court and is currently awaiting to be notified of the decision to analyze the applicable appeals.

Ambev management estimates possible losses in
December 2018
to be approximately
R$9.3
billion (
R$8.3
billion as of
31
December 2017),
classified as possible loss, and, therefore,
no
provision was made in this matter. In the event Ambev is required to pay these amounts, AB Inbev will reimburse Ambev the amount proportional (
70%
) to the benefit received by the company pursuant to the merger protocol, as well as the related costs.

Goodwill BAH

In
October 2013,
Ambev received a tax assessment related to the goodwill amortization resulting from the merger of Beverage Associates Holding Limited (“BAH”) into Ambev. The decision from the first
level administrative Court was unfavorable to Ambev. After analysis of a motion to clarify presented by the Company, the unfavorable decision was confirmed and Ambev filed an appeal to the Lower Administrative Court. In
November 2018,
the Company received a partial favorable decision at the Lower Administrative Court and is currently waiting to be notified of the decision to analyze the applicable appeals.

In
April
and
August 2018,
Ambev received new tax assessments charging the remaining value of the goodwill amortization and filed defenses, which are currently pending analysis by the first
administrative level.

At
December, 2018
the possible risk amount is approximately
R$2.1
billion (R$
1.6
billion as of
December 31, 2017).
There was
no
provision made on the matter.

Goodwill CND Holdings

In
November 2017,
Ambev received a tax assessment related to the amortized goodwill related to the merger of CND Holdings into Ambev. Ambev filed a defense. In
November 2018,
Ambev received an unfavorable decision from the
first
administrative level and filed an appeal to the Lower Administrative Court, which is currently pending analysis.

The possible risk amount is approximately R$
1.1
billion (R$
1.1
billion as of
December 31, 2017).
There was
no
provision made on the matter.

Profits earned abroad

During
2005,
the Company and certain of its subsidiaries received assessments from the Brazilian Federal Tax Authorities relating to profits of its foreign subsidiaries. In
December 2008,
the Administrative Court rendered a partially favorable decision in one
of the tax assessments, and in connection with the remaining part, the Company filed an appeal to the Upper House of the Administrative Court, which was denied in full in
March 2017.
In
September 2017,
Ambev filed a judicial proceeding for this tax assessment and requested a motion of injunction, which was granted to the Company.

In
2013,
2016,
2017
and
2018,
Ambev received new tax assessments related to profits of its foreign subsidiaries.

In
July
and
September 2018,
the Upper House of the Administrative Court rendered unfavorable decisions to Ambev in two
of the tax assessments. Regarding
one
of the cases, the Company filed a judicial proceeding and requested a motion of injunction, which was granted to the company. As to the other case, the Company is analyzing the applicable appeals.

In
October 2018,
the Lower Administrative Court rendered a partial favorable decision in one
tax assessment. The Company is waiting to be notified of such decision in order to analyze applicable appeals. In addition, the Administrative Upper House rendered a partially favorable decision to Ambev in one
of the assessments, and, with respect to another case, rendered an unfavorable decision to the company, by casting vote. Currently, Ambev is waiting to be notified of such decisions to analyze the applicable appeals.

In
December, 2018
Ambev management estimates the exposure of approximately R$
7.7
billion (
R$6.1
billion at
December 31, 2017)
as possible losses and R$
45.8
million as probable losses (
R$44.2
million at
December 31, 2017).

Utilization of tax loss on mergers

The Company and certain of its subsidiaries received tax assessments from the Brazilian Tax authorities relating to the offset of tax losses carry forward arising in the context of business combinations.

In
February 2016
the Upper Administrative Court ruled unfavorably to Ambev in two
cases. Ambev filed judicial proceedings to discuss the matter. In
September 2016,
Ambev received a favorable
first
level decision in
one
of the judicial claims. In
March 2017,
Ambev received an unfavorable
first
level decision in another case and filed an appeal to the judicial Court. Both cases are awaiting analysis by the judicial Court.

No
provisions have been made for these cases as Ambev believes that there are no
express legal grounds that limit the use of tax losses in cases where legal entities are extinguished (including in the case of mergers), and therefore the tax inspector’s interpretation in these tax assessments does not
apply.

The Company estimates the possible exposure to losses on these assessments at approximately
R$533.3
million (
R$549.4
million at
December 31, 2017).

Disallowance of Expenses and Deductible Losses

In
2015
and
2016,
the Company received
two
tax assessment from the Brazilian Federal Tax Authorities related to the disallowance of alleged non-deductible expenses and the deduction of certain losses mainly associated to financial investments and loans. The Company is waiting for judgment in the first
administrative level.

The Company estimates that the possible loss exposure of this lawsuit on
December 31, 2018
is approximately
R$4.6
billion (
R$4.4
billion as of
December 31, 2017).

Disallowance of taxes paid abroad

Since
2014,
Ambev has been receiving tax assessments from the Brazilian Federal Tax Authorities related to the disallowance of deductions associated with alleged unproven taxes paid abroad. In
September, 2017,
Ambev decided to include part of those tax assessments in the Brazilian Federal Tax Regularization Program of the Provisional Measure nº
783.
In
June 2018,
the Company was notified of a favorable
first
administrative level decision cancelling
four
of these assessments (offsets of
2015
and
2016
). In
August
and
September 2018,
the Brazilian Federal Revenue Service issued new decisions reestablishing these assessments and issued new tax assessments related to the matter.

As of
31
December 2018,
Ambev management estimates the exposure of approximately
R$9.5
billion (
R$7.2
billion as of
December 31, 2017)
as possible loss.

Presumed Profit

In
April 2016,
Arosuco (subsidiary of Ambev) received a tax assessment regarding the use of the “Presumed Profit” Method for the calculation of income tax and the social contribution on net profit method instead of Real Profit method. In
September, 2017,
Arosuco was notified of the unfavorable
first
level administrative decision and filed Voluntary Appeal. According to Note
36
– Subsequent Events, in
January 2019,
the case was judged by the Lower Administrative Court, which ruled favorably to the Company by majority of votes. The Company is waiting to be notified of such decision to analyze the applicable appeals. Arosuco management estimates the amount of possible losses in relation to this assessment in
December 31, 2018
to be approximately
R$645.1
million (
R$616.1
billion as of
December 31, 2017).

PIS and COFINS

PIS/COFINS over bonus products

Since
2015,
Ambev has been receiving tax assessments issued by the Brazilian federal tax authorities, relating to amounts allegedly due under Integration Programme/Social Security Financing Levy (PIS/COFINS) over bonus products granted to its customers. These cases are now being discussed at the relevant judicial and administrative Courts. According to Note
36
- Subsequent Events, in
January 2019,
three
cases were judged by the Lower Administrative Court, which ruled favorably to the Company by majority of votes in all three
cases. Ambev is waiting to be notified of such decisions to analyze the applicable appeals. Ambev management estimates the possible losses related to these assessments to be approximately
R$4.0
billion (
R$3.1
billion as of
31
December 2017).

ICMS and IPI

ICMS-ST Unconditional Discounts

In
2013,
2014
and
2015,
Ambev was assessed by the States of Pará and Piauí to charge the ICMS supposedly due with respect to unconditional discounts granted by Ambev The cases are being challenged at both the administrative and judicial levels of the Courts. Ambev management estimates the amount involved in these proceedings to be approximately
R$623.2
million (
R$599.7
million as of
31
December 2017),
classified as possible loss.

ICMS tax war

Ambev, over the years, received tax assessments from the States of São Paulo, Rio de Janeiro, Minas Gerais and other States, regarding the legality of ICMS tax credits arising from transactions with companies that have tax incentives. The cases are being challenged at both the administrative and judicial levels of the Courts. Ambev management estimates the possible losses approximately
R$2.1
billion (
R$1.9
billion as of
December 31, 2017)
classified as possible loss.
ICMS-ST Trigger

Over the years, the Company received tax assessments relating to supposed ICMS differences considered due in the tax substitution system when the price of the products sold reaches levels close to or above the fixed price table basis established by certain States, in cases where tax authorities understand that the calculation basis should be based on a value-added percentage over the actual prices and not
the fixed table price. The Company is challenging these assessments at administrative and judicial courts.

Among other similar cases, in
2016,
the Company received
three
assessments issued by the State of Minas Gerais, in the original amount of
R$1.4
billion. In the
first
quarter of
2018
these cases had unfavorable final administrative decision. The State of Minas Gerais filed tax foreclosures to charge values discussed in these three
cases and the Company filed defenses in the judicial courts. In
2018,
Ambev received tax assessments from the State of Rio de Janeiro in the original amount of
R$0.9
billion related to this same issue. The Company presented defenses against such tax assessments and awaits judgment by the relevant administrative courts.

Ambev management estimates the total possible loss related to this issue, in
December 2018,
to be approximately
R$7.7
billion (
R$5.8
billion as of
31
December 2017).
Ambev has recorded provisions in the total amount of
R$7.8
million in relation to the proceedings for which it considers the chances of loss to be probable considering specific procedural issues.

ICMS – PRODEPE

In
2015,
Ambev received a tax assessment issued by the State of Pernambuco to charge ICMS differences due to the alleged non-compliance with the State tax incentive Agreement “PRODEPE” as a result of the rectification of its monthly reports. The State tax authorities understood that Ambev was not
able to use the incentive due to this rectification. In
2017,
Ambev had a final favorable decision in the sense that such assessment was null due to formal mistakes of the tax auditor. However, in
December 2018,
Ambev received a new tax assessment to discuss the same matter. There are other assessments related to this same tax incentive agreement.

Ambev estimates the possible losses related to this issue is approximately
R$603.5
million Brazilian real (
R$146
million as of
31
December 2017).
Ambev has recorded a provisions in the total amount of
R$2.9
million in relation to
one
of the proceedings for which it considers the chances of loss to be probable.

Manaus Free Trade Zone – IPI

Goods manufactured within the Manaus Free Trade Zone – ZFM intended for remittance elsewhere in Brazil are exempt from the IPI Excise Tax. We have been registering IPI Excise Tax presumed credits upon the acquisition of exempted inputs manufactured in the Manaus Free Trade Zone. Since
2009
we have been receiving a number of tax assessments from the RFB relating to the disallowance of such presumed IPI excise tax credits, which are under discussion before the Brazilian Supreme Court (trial expected to
April 2019).
Ambev management estimates the possible loss in relation to these assessments to be
R$3.8
billion (
R$3.2
billion as of
December 31, 2017).

In addition, over the years, the Company also received tax assessments from the Brazilian Federal Tax Authorities charging federal taxes considered unduly offset with the disallowed IPI excise tax credits which are under discussion in the abovementioned proceedings. Ambev is challenging these charges at Courts. Ambev management estimates the possible losses related to these assessments to be approximately
R$1.1
billion (
R$900
million as of
31
December 2017).

IPI Suspension

In
2014
and
2015,
Ambev received tax assessments from the RFB relating to IPI excise tax allegedly due over remittances of manufactured goods to other related factories. The cases are being challenged at both administrative and judicial levels. Ambev estimates that the amount involved, in
December 2018,
is approximately
R$1.6
billion (
R$1.5
billion in
December 2017),
classified as a possible loss.

Civil

Lawsuit against Brewers Retail Inc.

On
12
December 2014,
claimants in Canada brought a lawsuit against the Liquor Control Board of Ontario (“LCBO”), Brewers Retail Inc. (“The Beer Store”) and the owners of The Beer Store (Molson Coors Canada, Sleeman Breweries Ltd. and Labatt Breweries of Canada LP). The lawsuit, brought pursuant to the Ontario Class Proceedings Act in the Ontario Superior Court of Justice, seeks a declaration that LCBO and The Beer Store agreed with each to allocate sales, territories, customers or markets for the supply of beer sold in Ontario since
June 1, 2000,
and a declaration that the owners of The Beer Store agreed to fix. The claimants are seeking damages not
exceeding
R$3.6
billion (
R$3,7
billion as of
December 31, 2017),
for all mentioned parts. Considering that The Beer Store operates according to the rules established by the Government of Ontario and that prices at The Beer Store are independently set by each brewer, the Company believes that there are strong defenses and, accordingly, has not
recorded any provision in connection therewith.

Contingent assets

In accordance with IAS
37
-
Provisions, Contingent Liabilities and Contingent Assets
, the contingent assets
not
be recognized in consolidated financial statements, except when realization of income is virtually certain.

The Company and its subsidiaries are demanding the refund of the PIS and COFINS paid including the ICMS and/or ICMS-ST in their taxable basis for the period from
1990
onwards. For the period until
2009,
as well as for the period in which the special regime for cold drinks was in place – i.e. from
January 2009
to
April 2015 (
article
58
-J of Law
10,833,
of
2003,
also known as REFRI), the amounts involved in the refund requests are still being calculated. For the period after the termination of the special regime for cold drinks and the introduction of Law
13,097,
of
2015,
the Company estimates that the contingent asset related to the matter is R$
2
billion.